Inventories (Details) - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025
Inventories
Finished goods	€ 1,311,509	€ 1,251,141
Healthcare supplies	485,734	413,453
Raw materials and purchased components	355,680	329,299
Work in process	150,084	146,878
Inventories	€ 2,303,007	€ 2,140,771